UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07418

Name of Fund:	Legg Mason Global Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 12/31/2007
Date of reporting period: 9/30/2007

Item 1 — Schedule of Investments
Portfolio of Investments
Emerging Markets Trust
September 30, 2007 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 94.8%

Argentina — 0.3%
Telecom Argentina SA — ADR	61	$1,505	A

Bahrain — 0.4%
Gulf Finance House E.C. — GDR	86	2,042	A,B

Brazil — 12.2%
Banco Bradesco SA -ADR	73	2,147
Banco Itau Holding Financeira SA -ADR	72	3,624
Brascan Residential Properties SA	147	1,109
Brasil Telecom Participacoes SA — ADR	24	1,791
Companhia de Saneamento Basico Do Estado de Sao Paulo — ADR	15	721
Companhia Vale do Rio Doce (CVRD) — ADR	681	19,363
Datasul SA	157	2,006
Gerdau SA -ADR	43	1,125
GVT Holding SA	78	1,666	A
Klabin Segall SA	57	552
Light SA	56	934	A
Localiza Rent a Car SA	287	2,926
Metalfrio Solutions SA	248	3,994	A
Perdigao SA — ADR	17	764
Petroleo Brasileiro SA — ADR	230	14,875
SLC Agricola SA	57	505	A
Suzano Papel e Celulose SA	113	1,822
Unibanco — Uniao de Bancos Brasileiros SA — GDR	38	4,973

		64,897

China — 13.6%
Angang New Steel Co. Ltd.	2,044	7,878
Chaoda Modern Agriculture Ltd.	1,852	1,499
China Construction Bank Corp.	2,549	2,332
China Hongxing Sports Ltd.	3,397	2,584
China Life Insurance Co. Ltd.	758	4,351
China Mengniu Dairy Co. Ltd.	653	2,827
China Mobile Ltd.	809	13,243
China Oilfield Services Ltd.	248	571
China Overseas Land and Investment Ltd.	2,730	6,254
China Petroleum and Chemical Corp. (Sinopec)	1,044	1,299
China Shenhua Energy Co. Ltd.	500	3,011
China Shipping Development Co. Ltd.	846	2,749
China Southern Airlines Co. Ltd.	2,710	4,220	A
Far East Pharmaceutical Technology Co. Ltd.	4,304	—	A,C,D
Guangzhou R&F Properties Co. Ltd.	116	550
Guangzhou Shipyard International Co. Ltd.	216	1,400	A
Industrial and Commercial Bank of China — Class H	9,794	6,844
New World Department Store China	178	164	A
PetroChina Co. Ltd.	820	1,555
Shanghai Zhenhua Port Machinery Co. Ltd.	2,591	7,140
Yanzhou Coal Mining Co. Ltd.	980	2,018

		72,489

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Cyprus — 0.3%
AFI Development PLC — GDR	161	$1,629	A

Egypt — 1.6%
Egyptian Financial Group-Hermes Holding	446	3,621
Orascom Construction Industries	60	5,015
Orascom Construction Industries — GDR	0.5	79

		8,715

Hong Kong — 0.2%
Lenovo Group Ltd.	1,062	819

India — 7.7%
Aban Offshore Ltd.	43	3,808
Areva T&D India Ltd.	3	121	A
Bank of India	195	1,376
Bharti Airtel Ltd.	23	533	A
Central Bank of India	19	70	A
CESC Ltd.	120	1,479
Crompton Greaves Ltd.	901	7,585
Cummins India Ltd.	203	2,200
DLF Ltd.	68	1,311
Great Offshore Ltd.	43	875
Indian Bank	317	1,285
Indian Bank	23	95
Infosys Technologies Ltd.	14	671
Jindal Steel and Power Ltd.	5	622
JSW Steel Ltd.	45	973
Jyoti Structures Ltd.	294	1,638
Kalpataru Power Transmission Ltd.	35	1,439	A
Power Grid Corp. of India Ltd.	30	52	A
Reliance Industries Ltd.	121	7,027
Sintex Industries Ltd.	151	1,308
Steel Authority of India Ltd.	973	5,077
Unitech Ltd.	197	1,524

		41,069

Indonesia — 1.5%
PT Astra International Tbk	675	1,421
PT Bank Danamon Indonesia Tbk	1,478	1,365
PT Indosat Tbk	3,509	2,954
PT Telekomunikasi Indonesia	1,753	2,109

		7,849

Israel — 0.3%
Teva Pharmaceutical Industries Ltd. — ADR	37	1,650

Kazakhstan — 0.3%
Kazakhstan Kagazy PLC — GDR	324	1,513	A

Luxembourg — 0.4%
Tenaris SA — ADR	38	1,994

Malaysia — 1.4%
Bumiputra-Commerce Holdings Berhad	545	1,711
Digi.com Berhad	302	1,904
IOI Corp. Berhad	903	1,603
SP Setia Berhad	286	737

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Malaysia — Continued
Tenaga Nasional Berhad	565	$1,567

		7,522

Mexico — 5.5%
Alsea SA de CV	1,409	2,330
America Movil SA de CV	2,231	7,148
America Movil SA de CV — ADR	55	3,501
Cemex SA de CV — ADR	113	3,371	A
Consorcio ARA SA de CV	1,122	1,504
Controladora Comercial Mexicana SA de CV	375	996
Desarrolladora Homex SA de CV	217	2,008	A
Fomento Economico Mexicano SA de CV — ADR	32	1,197
Grupo Financiero Banorte SA de CV — Class O	480	1,903
Grupo Simec SA de CV	98	1,023	A
Telefonos de Mexico SA de CV (Telmex) — ADR	135	4,424

		29,405

Oman — 0.4%
Bank Muscat SAOG — GDR	124	1,988	B

Pakistan — 0.1%
Fauji Fertilizer Co. Ltd.	294	557

Peru — 0.2%
Southern Copper Corp.	9	1,102

Philippines — 0.6%
Ayala Corp.	137	1,664
Bank of the Philippine Islands	840	1,236
Globe Telecom Inc.	12	384

		3,284

Poland — 0.3%
Globe Trade Centre SA	91	1,628	A

Russia — 10.3%
Chelyabinsk Zink Factory — GDR	41	566	A,B
Gazprom	349	3,852
Gazprom — ADR	379	16,696
Gazprom OAO — ADR	35	1,535
LUKOIL — ADR	133	11,096
MMC Norilsk Nickel	17	4,326
NovaTek OAO — GDR	38	1,979	B
NovaTek OAO — GDR	22	1,155	B
RAO Unified Energy System — GDR	36	4,602	A,B
Sberbank	1,100	4,587	B
Sistema JSFC — GDR	51	1,709
Vsmpo-Avisma Corp.	9	2,733

		54,836

South Africa — 8.3%
African Bank Investments Ltd.	599	2,726
ArcelorMittal South Africa Ltd.	67	1,332
Aveng Ltd.	587	4,696
Barloworld Ltd.	177	3,333
Ellerine Holdings Ltd.	64	689

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

South Africa — Continued
Exxaro Resources Ltd.	115	$1,451
FirstRand Ltd.	1,616	5,193
Impala Platinum Holdings Ltd.	135	4,695
Kumba Iron Ore Ltd.	82	2,682
Lewis Group Ltd.	164	1,348
Massmart Holdings Ltd.	133	1,608
MTN Group Ltd.	143	2,170
Murray and Roberts Holdings Ltd.	390	5,096
Sasol Ltd.	35	1,503
Standard Bank Group Ltd.	358	5,181
Truworths International Ltd.	72	333

		44,036

South Korea — 15.3%
Asiana Airlines Inc.	150	1,392
Daelim Industrial Co. Ltd.	21	3,871
Daewoo Shipbuilding and Marine Engineering Co. Ltd.	25	1,582
Dongbu Insurance Co. Ltd.	70	2,950
Doosan Infracore Co. Ltd.	70	2,719
GS Engineering and Construction Corp.	28	4,809
GS Holdings Corp.	42	2,391
Hankook Tire Co. Ltd.	70	1,434
Hyundai Heavy Industries Co. Ltd.	5	2,450
Hyundai Mipo Dockyard Co. Ltd.	4	1,514
Hyundai Motor Co.	20	1,615
Kookmin Bank — ADR	61	4,985
KT&G Corp.	47	3,653
LG Chem Ltd.	10	1,049
LG Corp.	45	3,125
LG Electronics Inc.	44	4,149
LG.Philips LCD Co. Ltd.	30	1,436	A
LIG Non-Life Insurance Co. Ltd.	115	3,079
NHN Corp.	27	6,226	A
POSCO	12	8,825
Samsung Electronics Co. Ltd.	20	12,324
Shinhan Financial Group Co. Ltd.	84	5,490

		81,068

Taiwan — 8.3%
Asia Cement Corp.	337	588
Asustek Computer Inc.	161	490
AU Optronics Corp.	1,006	1,735
Chicony Electronics Co. Ltd.	303	666
China Steel Corp.	3,636	5,303
Chunghwa Telecom Co. Ltd. — ADR	5	84
D-Link Corp.	1,030	2,557
Delta Electronics Inc.	382	1,481
Formosa Chemicals and Fibre Corp.	422	1,080
GeoVision Inc.	245	2,155
Hon Hai Precision Industry Co. Ltd.	1,516	11,429
Innolux Display Corp.	551	2,364
Sheng Yu Steel Co., Ltd.	327	352
Siliconware Precision Industries Co. — ADR	253	3,064
Taiwan Mobile Co. Ltd.	715	973

	Shares/Par		Value

Common Stocks and Equity Interests — Continued

Taiwan — Continued
Taiwan Semiconductor Manufacturing Co. Ltd.	1,249		$2,435
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	—	E	—	C
Tung Ho Steel Enterprise Corp.	344		574
U-Ming Marine Transport Corp.	858		2,813
Wistron Corp.	1,071		1,936
Yang Ming Marine Transport	2,677		2,153

			44,232

Thailand — 2.2%
Bangkok Bank Public Company Limited	596		2,001
Banpu Public Company Limited	160		1,624
PTT Public Company Limited	350		3,431
Thai Oil Public Company Limited	1,080		2,710
Thoresen Thai Agencies Public Company Limited	1,200		2,031

			11,797

Turkey — 3.1%
Akcansa Cimento AS	167		1,277
Aksigorta AS	243		1,682
Asya Katilim Bankasi AS	242		1,986	A
Dogus GE Gayrimenkul Yatirim Ortakligi AS	450		638	A
Enka Insaat ve Sanayi AS	79		1,002
Eregli Demir ve Celik Fabrikalari TAS	277		2,597
TAV Havalimanlari Holding AS	269		2,476	A
Turk Hava Yollari Anonim Ortakligi	376		2,925	A
Yapi Kredi Sigorta AS	7		71
Yapi ve Kredi Bankasi AS	492		1,573	A

			16,227

Total Common Stocks and Equity Interests (Cost — $340,450)			503,853

Preferred Stocks — 1.7%

Brazil — 1.7%
Banco Bradesco SA	76		2,229
Banco Itau Holding Financeira SA	22		1,122
Companhia Vale do Rio Doce (CVRD)	5		141
Gerdau SA	32		841
Itausa — Investimentos Itau SA	529		3,652
Usinas Siderurgicas de Minas Gerais SA	18		1,244

Total Preferred Stocks (Cost — $4,739)			9,229

Warrants — 1.7%
China — 1.7%

Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	190	wts	1,107	A
Guangzhou Baiyun International Airport Co. Ltd.	738	wts	1,870	A
Qinghai Salt Lake Industrial Group Co.	348	wts	2,695	A
Shanxi Lu’an Environmental Energy Development Co., Ltd.	295	wts	3,536	A

Total Warrants (Cost — $3,443)			9,208

	Shares/Par	Value

Repurchase Agreements — 2.7%
Bank of America
4.75%, dated 9/28/07, to be repurchased at $7,027 on 10/1/07 (Collateral: $6,965 Fannie Mae note, 4.875%, due 5/18/12, value $7,150)	$7,024	$7,024
Goldman, Sachs & Company
5.00%, dated 9/28/07, to be repurchased at $7,027 on 10/1/07 (Collateral: $7,261 Fannie Mae Mortgage-backed Securities, 5.500%, due 4/1/36, value $7,164)	7,024	7,024

Total Repurchase Agreements (Cost — $14,048)		14,048

Total Investments — 100.9% (Cost — $362,680) F		536,338
Other Assets Less Liabilities — (0.9)%		(4,627)

Net Assets — 100.0%		$531,711

N.M.	Not Meaningful.

A	Non-income producing.

B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 3.18% of net assets.

C	Amount less than $1.

D	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

E	Amount less than $0.50.

F	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$176,472
Gross unrealized depreciation	(2,814)

Net unrealized appreciation	$173,658

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

Portfolio of Investments
International Equity Trust
September 30, 2007 (Unaudited)
(Amounts in Thousands)

	Shares/Par		Value

Common Stocks and Equity Interests — 98.7%

Australia — 3.3%
Babcock and Brown Ltd.	254		$6,198
BHP Billiton Ltd.	119		4,689
Boart Longyear Group	1,064		2,247	A
Caltex Australia Ltd.	110		2,292
Commonwealth Bank of Australia	109		5,448
Goodman Fielder Ltd.	1,106		2,531
Metcash Ltd.	479		2,005
Qantas Airways Ltd.	340		1,681
WorleyParsons Ltd.	208		7,834

			34,925

Austria — 1.4%
Erste Bank der Oesterreichischen Sparkassen AG	61		4,627
Raiffeisen International Bank Holding AG	23		3,348

Raiffeisen International Bank-Holding AG	14	rts	—	A,B
voestalpine AG	76		6,595

			14,570

Belgium — 0.7%
KBC Groep NV	50		6,922

Brazil — 1.2%
Companhia Vale do Rio Doce (CVRD) — ADR	275		7,818
Petroleo Brasileiro SA — ADR	35		2,252
Unibanco — Uniao de Bancos Brasileiros SA — GDR	23		2,999

			13,069

Canada — 3.6%
Addax Petroleum Corp.	116		4,583
Aeroplan Income Fund	151		3,383
Canadian Imperial Bank of Commerce	37		3,712
Inmet Mining Corp.	42		4,209
Oilexco Inc.	248		3,590	A
Power Corp. of Canada	116		4,636
Power Financial Corp.	127		5,303
Shaw Communications Inc.	125		3,099
The Toronto-Dominion Bank	59		4,557
Yellow Pages Income Fund	57		785	C

			37,857

China — 1.5%
China Overseas Land and Investment Ltd.	2,589		5,930
Guangzhou R&F Properties Co. Ltd.	1,253		5,919
Pacific Basin Shipping Ltd.	1,799		3,736

			15,585

Denmark — 2.6%
Carlsberg A/S — Class B	38		5,224

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Denmark — Continued
Danske Bank A/S	149	$6,054
FLSmidth & Co. A/S	50	5,291
Jyske Bank A/S	71	5,531	A
NKT Holding A/S	25	2,843
Trygvesta A/S	27	2,128

		27,071

Finland — 1.9%
Metso Corp. Oyj	100	6,903
Nokia Oyj	189	7,169
Sampo Oyj	99	3,032
Wartsila Corp.	36	2,440

		19,544

France — 7.7%
Air France-KLM	162	5,965
AXA	218	9,734
Cap Gemini SA	68	4,161
Compagnie de Saint-Gobain	72	7,511
Compagnie Generale des Etablissements Michelin	32	4,236
Neuf Cegetel	117	5,130
Nexans SA	48	7,963
PPR	23	4,290
Renault SA	34	4,942
Rhodia SA	122	4,457	A
Sanofi-Aventis	64	5,446
Schneider Electric SA	16	2,022
Societe Generale	22	3,625
Suez SA	28	1,632
Total SA	63	5,156
Vivendi	123	5,188

		81,458

Germany — 8.4%
Allianz SE	22	5,153
Bayer AG	115	9,167
Celesio AG	34	2,164
DaimlerChrysler AG	123	12,377
Deutsche Lufthansa AG	223	6,421
E.ON AG	77	14,221
Fresenius Medical Care AG and Co.	82	4,377
Hypo Real Estate Holding AG	44	2,474
Kloeckner and Co. AG	31	2,109
Merck KGaA	31	3,686
MTU Aero Engines Holding AG	68	4,120
RWE AG	96	12,070
Salzgitter AG	20	3,870
Siemens AG	30	4,174
Stada Arzneimittel AG	39	2,524

		88,907

Greece — 0.4%
Coca Cola Hellenic Bottling Co. SA	75	4,339

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Hong Kong — 0.7%
Esprit Holdings Ltd.	167	$2,646
Kerry Properties Ltd.	148	1,137
Li and Fung Ltd.	971	4,136

		7,919

Ireland — 0.8%
Anglo Irish Bank Corp. PLC	147	2,788
Irish Life and Permanent PLC	59	1,317
Smurfit Kappa Group PLC	196	4,541	A

		8,646

Italy — 2.4%
Compagnia Assicuratrice Unipol SpA	183	621	C
ENI SpA	310	11,508
Fiat SpA	120	3,636
Prysmian SpA	171	4,873	A
Saipem SpA	104	4,417

		25,055

Japan — 17.0%
Aisin Seiki Co. Ltd.	125	4,986
Canon Inc.	30	1,628
Dainippon Ink and Chemicals Corp.	473	2,097
Dowa Holdings Co. Ltd.	146	1,850
Dowa Mining Co. Ltd. — Rights	146	91	A,B
Exedy Corp.	21	646
Hino Motors Ltd.	300	2,294
Hokuhoku Financial Group Inc.	599	1,696
Honda Motor Co. Ltd.	168	5,646
Itochu Corp.	584	7,097
Kawasaki Kisen Kaisha Ltd.	722	10,610
KDDI Corp.	0.3	1,945
Kuraray Co. Ltd.	321	4,062
Leopalace21 Corp.	90	2,962
Makita Corp.	54	2,366
Mazda Motor Corp.	545	2,758
Mitsubishi Corp.	201	6,380
Mitsubishi Materials Corp.	326	2,028
Mitsubishi UFJ Financial Group Inc.	353	3,228
Mitsui and Co. Ltd.	391	9,498
NHK Spring Co. Ltd.	449	3,426
Nintendo Co. Ltd.	7	3,855
Nippon Mining Holdings Inc.	263	2,644
Nippon Steel Corp.	488	3,516
Nippon Yusen Kabushiki Kaisha	853	8,337
Nomura Holdings Inc.	92	1,542
Osaka Gas Co. Ltd.	1,261	4,427
Ricoh Co. Ltd.	283	5,980
Sekisui Chemical Co. Ltd.	245	1,799
Shin-Etsu Chemical Co. Ltd.	117	8,079
Sumco Corp.	73	2,976
Sumitomo Corp.	1	10
Sumitomo Metal Industries Ltd.	511	2,982
Takeda Pharmaceutical Co. Ltd.	125	8,798

	Shares/Par		Value

Common Stocks and Equity Interests — Continued

Japan — Continued
The Gunma Bank Ltd.	496		$3,310
Tosoh Corp.	800		5,192
Toyoda Gosei Co. Ltd.	36		1,319
Toyota Boshoku Corp.	128		4,320
Toyota Motor Corp.	279		16,471
Urban Corp.	325		5,268
Yamaha Motor Co. Ltd.	201		5,135
Yaskawa Electric Corp.	429		5,348

			178,602

Luxembourg — 1.1%
ArcelorMittal	145		11,447

Mexico — 0.2%
Grupo Financiero Banorte SA de CV — Class O	531		2,105

Netherlands — 4.0%
Aalberts Industries N.V.	37		878
ABN AMRO Holding N.V.	116		6,113
ASML Holding N.V.	220		7,285	A
Heineken N.V.	62		4,089
ING Groep N.V.	227		10,056
Koninklijke (Royal) KPN N.V.	455		7,901
Koninklijke BAM Groep N.V.	141		3,748
Nutreco Holding N.V.	30		2,086
Wolters Kluwer N.V.	—	D	—	E

			42,156

New Zealand — 0.4%
Fletcher Building Ltd.	439		4,211

Norway — 1.7%
Aker Kvaerner ASA	138		4,395
DNB NOR ASA	280		4,290
Petroleum Geo-Services ASA	84		2,430	A
Telenor ASA	314		6,292	A

			17,407

Portugal — 1.0%
Banco Espirito Santo SA	199		4,511
EDP — Energias de Portugal SA	1,094		6,394

			10,905

Russia — 0.2%
Gazprom — ADR	45		1,962

Singapore — 0.8%
China Flexible Packaging Holdings Ltd.	1,560		531
Keppel Corp. Ltd.	576		5,584
Suntec Real Estate Investment Trust	1,727		2,267

			8,382

South Africa — 0.4%
Aveng Ltd.	484		3,873

	Shares/Par		Value

Common Stocks and Equity Interests — Continued

South Africa — Continued
Mondi Ltd.	11		$114	A

			3,987

South Korea — 2.1%
Daelim Industrial Co. Ltd.	18		3,299
Doosan Infracore Co. Ltd.	81		3,144
GS Engineering and Construction Corp.	42		7,361
GS Holdings Corp.	99		5,651
KT&G Corp.	34		2,660

			22,115

Spain — 3.6%
ACS, Actividades de Construccion y Servicios SA	20		1,104
Banco Santander Central Hispano SA	587		11,419
Indra Sistemas SA	250		6,761
Red Electrica de Espana	115		5,967
Telefonica SA	466		13,056

			38,307

Sweden — 1.4%
Electrolux AB	169		3,585
SSAB Svenskt Stal AB	105		3,887
Trelleborg AB	123		2,898
Volvo AB	277		4,828

			15,198

Switzerland — 5.4%
Baloise Holding AG	30		3,056
Holcim Ltd.	45		5,000
Nestle SA	37		16,521
Novartis AG	96		5,318
OC Oerlikon Corp. AG	8		2,982	A
Roche Holding AG	84		15,257
Swiss Life Holding	6		1,621	A
UBS AG	72		3,844
Zurich Financial Services AG	11		3,375

			56,974

United Kingdom — 22.8%
Anglo American PLC	141		9,447
Arriva PLC	139		2,192
AstraZeneca PLC	58		2,883
Barclays PLC	374		4,546
Barratt Developments PLC	—	D	—	E
BG Group PLC	503		8,691
BP PLC	1,629		18,901
British Energy Group PLC	434		4,745
British Land Co. PLC	127		3,042
BT Group PLC	622		3,900
Cookson Group PLC	277		4,317
FirstGroup PLC	225		3,167
Friends Provident PLC	1,307		4,594
GKN PLC	637		4,606
GlaxoSmithKline PLC	120		3,178

	Shares/Par		Value

Common Stocks and Equity Interests — Continued

United Kingdom — Continued
Go-Ahead Group PLC	62		$3,046
Hays PLC	1,165		3,168
HBOS PLC	153		2,867
Henderson Group PLC	616		2,149
HSBC Holdings PLC	700		12,947
Imperial Tobacco Group PLC	214		9,812
Informa PLC	278		2,843
Invensys PLC	334		2,120	A
John Wood Group PLC	330		2,671
Lloyds TSB Group PLC	671		7,446
LogicaCMG PLC	1,288		3,983
National Grid PLC	286		4,590
Next PLC	119		4,761
Old Mutual PLC	1,033		3,383
Pennon Group PLC	92		1,145
Prudential PLC	535		8,220
Royal Bank of Scotland Group PLC	977		10,487
Royal Dutch Shell PLC	314		12,968
Royal Dutch Shell PLC — B shares	187		7,696
Severn Trent PLC	228		6,572
Shire PLC	281		6,903
Smith and Nephew PLC	422		5,159
Southern Cross Healthcare Ltd.	233		2,433
St. James’s Place PLC	54		415
Tesco PLC	1,427		12,810
Tui Travel PLC	325		1,672	A
Vodafone Group PLC	5,427		19,580

			240,055

Total Common Stocks and Equity Interests (Cost — $895,411)			1,039,680

Preferred Stocks — 0.6%

Brazil — 0.4%
Banco Itau Holding Financeira SA	83		4,177

Germany — 0.2%
Fresenius AG	30		2,335

Total Preferred Stocks (Cost — $3,989)			6,512

Warrants — N.M.
China — N.M.

China Overseas Land and Investment Ltd.	216	wts	178	A

Total Warrants (Cost — $—) E			178

Repurchase Agreements — 1.5%

Bank of America
4.75%, dated 9/28/07, to be repurchased at $7,735 on 10/1/07 (Collateral: $7,840 Fannie Mae note, 5.00%, due 3/15/16, value $7,877)	$7,732		7,732
Goldman, Sachs & Company
5.00%, dated 9/28/07, to be repurchased at $7,735 on 10/1/07 (Collateral: $7,987 Fannie Mae Mortgage-backed Securities, 5.50%, due 2/1/35, value $7,880)	7,732		7,732

Total Repurchase Agreements (Cost — $15,464)			15,464

Total Investments — 100.8% (Cost — $914,864) F			1,061,834
Other Assets Less Liabilities — (0.8)%			(8,740)

Net Assets — 100.0%			$1,053,094

N.M.	Not Meaningful.

A	Non-income producing.

B	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

C	Unit — A security which consists of a bond and warrants to purchase the common stock of the issuer.

D	Amount less than $0.50.

E	Amount less than $1.

F	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$167,067
Gross unrealized depreciation	(20,097)

Net unrealized appreciation	$146,970

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (''NASDAQ’’) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
     Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund could expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
Options and Futures
     As part of its investment program, Emerging Markets and International Equity may utilize options and futures to a limited extent. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.
Forward Currency Exchange Contracts
     As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
     Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.
     Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Global Trust, Inc.

By:	/s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Global Trust, Inc. Date: November 27, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Global Trust, Inc. Date: November 27, 2007

By:	/s/ Marie K. Karpinski

Marie K. Karpinski Vice President and Chief Financial Officer, Legg Mason Global Trust, Inc. Date: November 20, 2007